Securities - Summary of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Sale of securities measured at amortized cost	$ 0	$ 0